Allowance for Credit Losses (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)		Mar. 31, 2023 USD ($)		Mar. 31, 2022 INR (₨)		Mar. 31, 2021 INR (₨)		Mar. 31, 2023 USD ($)
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance for credit losses, beginning of the period	₨ 372,671.8		$ 4,534.3		₨ 343,528.7		₨ 198,833.2
Write-offs	(137,863.7)		(1,677.4)		(134,017.8)		(119,470.7)
Net allowance for credit losses	130,356.4	[1]	1,586.1	[1]	163,160.9	[2]	183,153.2	[3]
Allowance for credit losses, end of the period	365,164.5		$ 4,443.0		372,671.8		343,528.7
Allowance for credit losses:
Allowance individually evaluated for impairment	31,696.6				38,454.1		36,933.6		$ 385.7
Allowance collectively evaluated for impairment	333,467.9				334,217.7		306,595.1		4,057.3
Loans:
Loans individually evaluated for impairment	37,061.8				44,738.1		46,553.7		450.9
Loans collectively evaluated for impairment	17,381,030.6				14,364,805.9		11,997,164.2		$ 211,473.8
Impact of ASC 326 Adoption
Financing Receivable, Allowance for Credit Loss [Line Items]
Impact of adopting ASC 326							81,013.0
Auto loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance for credit losses, beginning of the period	41,769.4				39,396.1		19,219.0
Write-offs	(10,456.0)				(19,376.9)		(13,263.5)
Net allowance for credit losses	2,522.1	[1]			21,750.2	[2]	23,559.7	[3]
Allowance for credit losses, end of the period	33,835.5				41,769.4		39,396.1
Allowance for credit losses:
Allowance individually evaluated for impairment	4.6				18.4		34.7
Allowance collectively evaluated for impairment	33,830.9				41,751.0		39,361.4
Loans:
Loans individually evaluated for impairment	16.4				31.5		49.5
Loans collectively evaluated for impairment	1,221,081.2				1,042,761.5		964,003.7
Auto loans | Impact of ASC 326 Adoption
Financing Receivable, Allowance for Credit Loss [Line Items]
Impact of adopting ASC 326							9,880.9
Personal loans/Credit card
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance for credit losses, beginning of the period	111,566.4				110,081.0		47,097.1
Write-offs	(88,744.9)				(74,500.8)		(61,571.8)
Net allowance for credit losses	76,812.9	[1]			75,986.2	[2]	86,464.6	[3]
Allowance for credit losses, end of the period	99,634.4				111,566.4		110,081.0
Allowance for credit losses:
Allowance individually evaluated for impairment	0.0				6.5		4.0
Allowance collectively evaluated for impairment	99,634.4				111,559.9		110,077.0
Loans:
Loans individually evaluated for impairment	0.8				29.4		4.2
Loans collectively evaluated for impairment	2,782,827.7				2,341,942.4		2,042,723.0
Personal loans/Credit card | Impact of ASC 326 Adoption
Financing Receivable, Allowance for Credit Loss [Line Items]
Impact of adopting ASC 326							38,091.1
Retail Business Banking
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance for credit losses, beginning of the period	49,055.0				42,288.4		32,860.3
Write-offs	(3,987.8)				(3,027.7)		(14,951.6)
Net allowance for credit losses	18,907.6	[1]			9,794.3	[2]	20,432.2	[3]
Allowance for credit losses, end of the period	63,974.8				49,055.0		42,288.4
Allowance for credit losses:
Allowance individually evaluated for impairment	2,320.3				2,651.4		3,540.7
Allowance collectively evaluated for impairment	61,654.5				46,403.6		38,747.7
Loans:
Loans individually evaluated for impairment	2,782.0				2,651.4		3,560.8
Loans collectively evaluated for impairment	3,375,843.2				2,614,435.7		2,004,285.1
Retail Business Banking | Impact of ASC 326 Adoption
Financing Receivable, Allowance for Credit Loss [Line Items]
Impact of adopting ASC 326							3,947.5
Commercial vehicle and construction equipment finance
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance for credit losses, beginning of the period	31,750.9				26,356.7		20,463.4
Write-offs	(15,270.1)				(16,592.0)		(15,921.5)
Net allowance for credit losses	14,649.8	[1]			21,986.2	[2]	21,489.3	[3]
Allowance for credit losses, end of the period	31,130.6				31,750.9		26,356.7
Allowance for credit losses:
Allowance individually evaluated for impairment	15.0				65.8		59.6
Allowance collectively evaluated for impairment	31,115.6				31,685.1		26,297.1
Loans:
Loans individually evaluated for impairment	290.8				66.3		59.7
Loans collectively evaluated for impairment	1,285,597.0				950,999.7		805,270.1
Commercial vehicle and construction equipment finance | Impact of ASC 326 Adoption
Financing Receivable, Allowance for Credit Loss [Line Items]
Impact of adopting ASC 326							325.5
Housing loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance for credit losses, beginning of the period	2,692.2				4,578.0		1,700.7
Write-offs	(479.0)				(601.6)		(190.8)
Net allowance for credit losses	1,056.7	[1]			(1,284.2)	[2]	1,408.6	[3]
Allowance for credit losses, end of the period	3,269.9				2,692.2		4,578.0
Allowance for credit losses:
Allowance individually evaluated for impairment	0.0				0.0		0.0
Allowance collectively evaluated for impairment	3,269.9				2,692.2		4,578.0
Loans:
Loans individually evaluated for impairment	0.0				0.0		0.0
Loans collectively evaluated for impairment	1,020,901.6				830,882.4		702,235.5
Housing loans | Impact of ASC 326 Adoption
Financing Receivable, Allowance for Credit Loss [Line Items]
Impact of adopting ASC 326							1,659.5
Other Retail
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance for credit losses, beginning of the period	61,437.0				49,229.2		37,864.3
Write-offs	(15,769.9)				(17,567.4)		(9,942.8)
Net allowance for credit losses	26,345.3	[1]			29,775.2	[2]	21,073.4	[3]
Allowance for credit losses, end of the period	72,012.4				61,437.0		49,229.2
Allowance for credit losses:
Allowance individually evaluated for impairment	92.1				92.3		72.1
Allowance collectively evaluated for impairment	71,920.3				61,344.7		49,157.1
Loans:
Loans individually evaluated for impairment	92.3				126.6		92.7
Loans collectively evaluated for impairment	1,817,147.3				1,526,607.8		1,306,548.3
Other Retail | Impact of ASC 326 Adoption
Financing Receivable, Allowance for Credit Loss [Line Items]
Impact of adopting ASC 326							234.3
Wholesale loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance for credit losses, beginning of the period	74,400.9				71,599.3		39,628.4
Write-offs	(3,156.0)				(2,351.4)		(3,628.7)
Net allowance for credit losses	(9,938.0)	[1]			5,153.0	[2]	8,725.4	[3]
Allowance for credit losses, end of the period	61,306.9				74,400.9		71,599.3
Allowance for credit losses:
Allowance individually evaluated for impairment	29,264.6				35,619.7		33,222.5
Allowance collectively evaluated for impairment	32,042.3				38,781.2		38,376.8
Loans:
Loans individually evaluated for impairment	33,879.5				41,832.9		42,786.8
Loans collectively evaluated for impairment	₨ 5,877,632.6				₨ 5,057,176.4		4,172,098.5
Wholesale loans | Impact of ASC 326 Adoption
Financing Receivable, Allowance for Credit Loss [Line Items]
Impact of adopting ASC 326							₨ 26,874.2

[1]	Net allowances for credit losses charged to expense does not include the recoveries against write-off cases amounting to Rs. 56,142.6 million (US$ 683.1 million). Recoveries from retail loans is Rs. 53,374.2 million and from wholesale loans is Rs. 2,768.4 million.
[2]	Net allowances for credit losses charged to expense does not include the recoveries against write-off cases amounting to Rs. 36,181.4 million. Recoveries from retail loans is Rs. 35,385.3 million and from wholesale loans is Rs. 796.1 million.
[3]	Net allowances for credit losses charged to expense does not include the recoveries against write-off cases amounting to Rs.28,919.8 million (US$ 395.4 million). Recoveries from retail loans is Rs. 28,605.8 million and from wholesale loans is Rs. 314.0 million.